35. Financial Instruments (Details 2) R$ in Thousands	Dec. 31, 2018 BRL (R$)
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	R$ 1,362,478
1 to 3 months	484,309
3 months to 1 year	3,752,267
1 to 5 years	9,058,647
Over 5 years	4,211,100
Total liabilities	18,868,801
Loans and financing
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	213,934
1 to 3 months	178,471
3 months to 1 year	990,005
1 to 5 years	2,051,613
Over 5 years	1,846,702
Total liabilities	5,280,725
Debentures
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	74,834
1 to 3 months	62,755
3 months to 1 year	2,473,208
1 to 5 years	6,317,116
Over 5 years	550,901
Total liabilities	9,478,814
Payable related to concession use of public property
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	5,924
1 to 3 months	11,825
3 months to 1 year	53,605
1 to 5 years	312,422
Over 5 years	1,347,527
Total liabilities	1,731,303
Suppliers
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	1,058,074
1 to 3 months	211,709
3 months to 1 year	145,317
1 to 5 years	28,986
Over 5 years	25,113
Total liabilities	1,469,199
Ordinary financing of taxes with the federal tax authorities
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	5,796
1 to 3 months	11,660
3 months to 1 year	53,634
1 to 5 years	18,293
Over 5 years	0
Total liabilities	89,383
Pert
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	3,916
1 to 3 months	7,889
3 months to 1 year	36,498
1 to 5 years	223,421
Over 5 years	440,857
Total liabilities	712,581
Sectorial financial liabilities
DisclosureOfUndiscountedSettlementAmountsLineItems [Line Items]
Less than 1 month	0
1 to 3 months	0
3 months to 1 year	0
1 to 5 years	106,796
Over 5 years	0
Total liabilities	R$ 106,796